Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 16 – Subsequent Events

Common Stock

On January 24, 2014, the Company issued an aggregate of 24,167 shares of Common Stock for the cashless exercise of 45,000 options at an exercise price of $0.50 per share. The closing price on the OTCQB Market on the day of exercise was $1.08 per share of Common Stock.

On February 10, 2014, the Company issued an aggregate of 204,689 shares of Common Stock to four employees, pursuant to a performance incentive plan at a price of $1.04 per share.

On March 14, 2014, the Company issued an aggregate of 2,605,513 shares to two investors in consideration for the conversion of Series AA preferred stock into common stock, per the terms of the Note Conversion Agreement, at a price of $0.50 per share.

On March 21, 2014, the Company issued an aggregate of 204,750 shares of common stock to MMT Technologies, Inc., in consideration for the business and assets of MMT Technologies, as discussed further below.

Summary of subsequent stock issuances as of March 21, 2014:

	Number of Common Shares Issued	Value of Common Shares
Common Shares for Acquisition	204,750	$210,893
Common Shares for Performance Plan	204,689	$212,877
Common Shares for Conversion of Series AA Preferred Shares	2,605,513	$1,302,757
Warrants and Options Exercised	24,167	$26,100

Acquisition of MMT Technologies, Inc..

As previously reported by the Company on a Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission (the “Commission”) on May 30, 2012, GlyEco Acquisition Corp. #3, an Arizona corporation and wholly-owned subsidiary (“Acquisition Sub #3”) of the Company, entered into an Asset Purchase Agreement (the “Agreement”) on May 24, 2012, with MMT Technologies, Inc., a Florida corporation (“MMT Technologies”), pursuant to which Acquisition Sub #3 agreed to purchase MMT Technologies’ business and all of its assets (the “MMT Acquisition”).

On March 21, 2014, Acquisition Sub #3 and MMT Technologies entered into an Amendment No. 1 to Asset Purchase Agreement (the “Amendment No. 1”) and correspondingly consummated the MMT Acquisition, pursuant to which Acquisition Sub #3 acquired MMT Technologies’ business and all of its assets, free and clear of any liabilities or encumbrances, consisting of equipment, tools, machinery, supplies, materials, materials, other tangible property, inventory, intangible property, contractual rights, books and records, intellectual property, accounts receivable, goodwill, and miscellaneous assets in exchange for 204,750 shares of restricted common stock, par value $0.0001, of the Company valued at a current fair market value of $1.03 per share.